Cash and Restricted Cash - Additional Information (Detail) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Restricted Cash And Cash Equivalents [Abstract]
Cash	$ 97.9	$ 247.4
Restricted cash and cash equivalents	$ 3.9	$ 3.9